Consolidated Statements of Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Income tax effects of net change in fair value	$ (5,149)	$ (4,591)	$ (9,026)
Income tax effects of amounts reclassified to earnings	$ 8,646	$ 7,683	$ 167